Share-Based Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Plan [Abstract]
Schedule of grant for Each Option Using the Black- Scholes Option	The fair value of each share option award was estimated at the time of grant for each option using the Black- Scholes option pricing model. The key assumptions used for options granted during the years ended December 31, 2023, 2022 and 2021, were as follows:
	2023	2022	2021
Exercise price	R$2.32	R$2.32	R$0.50 - R$2.32
Fair value of common share	R$2.70 - R$3.26	R$2.70 - R$3.26	R$0.50 - R$2.32
Volatility	54.9% - 58.4%	54.9% - 58.4%	52.2% - 55.3%
Risk-free interest rate	10.63% - 12.52%	10.63% - 12.52%	6.58% - 11.45%
Dividend yield	0%	0%	0%
Expected option life	5 - 7 years	5 - 7 years	4.9 - 7 years

Schedule of Number and Weighted Average Exercise Price of Share Options	The number and weighted average exercise price of share options were as follows:
	2023		2022		2021
	Weighted Average Exercise Price (R$)	Number of Options	Weighted Average Exercise Price (R$)	Number of Options	Weighted Average Exercise Price (R$)	Number of Options
Outstanding at January 1	1.91	13,401,980	1.07	14,114,763	0.50	11,000,0000
Granted during the year	2.32	-	2.32	10,401,980	1.98	5,420,319
Forfeited/canceled during the year	2.32	-	1.22	(11,114,763)	0.50	(2,305,556)
Conversion of stock option subject to conversion ratio(i)		1,949,796
Outstanding at December 31	2.32	1,949,796	1.91	13,401,980	1.07	14,114,763
Exercisable at the end of the year	2.32	1,631,370	0.50	2,250,000	0.50	5,380,556